Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	23.37%	13.57%	13.08%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Average Annual Return, Percent	24.91%	13.83%	13.08%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	28.91%	14.07%	13.08%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R (with sales charge)
Average Annual Return, Percent	30.56%	14.64%	13.47%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (with sales charge)
Average Annual Return, Percent	31.33%	15.32%	14.11%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y (with sales charge)
Average Annual Return, Percent	31.22%	15.21%	14.04%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	30.89%	14.93%	13.76%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B (without sales charge)
Average Annual Return, Percent	29.91%	14.07%	13.08%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	29.91%	14.07%	13.08%
Without Sales Load [Member] | Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R (without sales charge)
Average Annual Return, Percent	30.56%	14.64%	13.47%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (without sales charge)
Average Annual Return, Percent	31.33%	15.32%	14.11%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y (without sales charge)
Average Annual Return, Percent	31.22%	15.21%	14.04%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.13%	14.14%	12.15%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%	12.86%
Putnam Sustainable Leaders Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders Linked Benchmark
Average Annual Return, Percent	24.56%	15.21%	14.11%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.13%	14.14%	12.15%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%	12.86%
Putnam Sustainable Leaders Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders Linked Benchmark
Average Annual Return, Percent	24.56%	15.21%	14.11%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.13%	14.14%	12.15%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%	12.86%
Putnam Sustainable Leaders Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders Linked Benchmark
Average Annual Return, Percent	24.56%	15.21%	14.11%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.13%	14.14%	12.15%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%	12.86%
Putnam Sustainable Leaders Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders Linked Benchmark
Average Annual Return, Percent	24.56%	15.21%	14.11%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.13%	14.14%	12.15%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%	12.86%
Putnam Sustainable Leaders Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders Linked Benchmark
Average Annual Return, Percent	24.56%	15.21%	14.11%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.13%	14.14%	12.15%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%	12.86%
Putnam Sustainable Leaders Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders Linked Benchmark
Average Annual Return, Percent	24.56%	15.21%	14.11%